Other Assets - Schedule of Other Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Consumables and spare parts	$ 296,611	$ 248,367
Prepaid taxes	154,736	75,534
Prepaid expenses and advances	254,589	94,683
Other assets -current	705,936	418,584
Durable spare parts	328,006	249,588
Deposit and others	254,608	262,517
Other assets -non current	$ 582,614	$ 512,105